Average Annual Total Returns{- Fidelity Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund PRO-10 - Fidelity Large Cap Growth Index Fund	Fidelity Large Cap Growth Index Fund Return Before Taxes Past 1 year	Fidelity Large Cap Growth Index Fund Return Before Taxes Since Inception		Fidelity Large Cap Growth Index Fund After Taxes on Distributions Past 1 year	Fidelity Large Cap Growth Index Fund After Taxes on Distributions Since Inception		Fidelity Large Cap Growth Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Growth Index Fund After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Since Inception
Total	38.43%	22.47%	[1]	37.77%	22.06%	[1]	23.10%	18.23%	[1]	38.49%	22.55%	[1]

[1]	(a)From June 7, 2016